Condensed Consolidating Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ (2,795)	$ 2,111	$ 938
Adjustments	5,442	1,350	2,964
Net change in operating assets and liabilities	(1,086)	(1,073)	(311)
Net cash provided from (used in) continuing operations	1,561	2,388	3,591
Net cash used in discontinued operations	(18)	(16)	(7)
Net cash provided from (used in) operations	1,543	2,372	3,584
Investing activities:
Additions to property, plant and mine development	(1,900)	(3,210)	(2,787)
Acquisitions, net	(13)	(25)	(2,309)
Sale of marketable securities	589	210	81
Purchases of marketable securities	(1)	(220)	(21)
Proceeds from sale of other assets	63	41	9
Other	(51)	(60)	(40)
Net cash used in investing activities	(1,313)	(3,264)	(5,067)
Financing activities:
Proceeds from debt, net	1,538	3,524	2,011
Repayment of debt	(1,150)	(1,976)	(2,273)
Payment of conversion premium on debt		(172)
Proceeds from stock issuance, net	2	24	40
Sale of noncontrolling interests	32
Acquisition of noncontrolling interests	(17)	(10)
Dividends paid to noncontrolling interests	(2)	(3)	(117)
Dividends paid to common stockholders	(610)	(695)	(494)
Other	(5)	(3)	(21)
Net cash provided from (used in) financing activities	(212)	689	(854)
Effect of exchange rate changes on cash	(24)	4	41
Net change in cash and cash equivalents	(6)	(199)	(2,296)
Cash and cash equivalents at beginning of period	1,561	1,760	4,056
Cash and cash equivalents at end of period	1,555	1,561	1,760
Newmont Mining Corporation [Member]
Operating activities:
Net income	(2,534)	1,802	332
Adjustments	2,506	(1,783)	(233)
Net change in operating assets and liabilities	(24)	142	(102)
Net cash provided from (used in) continuing operations	(52)	161	(3)
Net cash provided from (used in) operations	(52)	161	(3)
Financing activities:
Proceeds from debt, net	1,024	3,345	2,034
Repayment of debt	(1,024)	(1,802)	(2,008)
Payment of conversion premium on debt		(172)
Net intercompany borrowings (repayments)	661	(861)	431
Proceeds from stock issuance, net	2	24	40
Dividends paid to common stockholders	(610)	(695)	(494)
Other	(1)
Net cash provided from (used in) financing activities	52	(161)	3
Newmont USA [Member]
Operating activities:
Net income	264	1,287	1,099
Adjustments	833	(119)	39
Net change in operating assets and liabilities	(245)	(279)	(14)
Net cash provided from (used in) continuing operations	852	889	1,124
Net cash provided from (used in) operations	852	889	1,124
Investing activities:
Additions to property, plant and mine development	(441)	(634)	(520)
Sale of marketable securities		210
Purchases of marketable securities		(220)
Advance to affiliate			(2,525)
Net cash used in investing activities	(441)	(644)	(3,045)
Financing activities:
Repayment of debt		(164)	(253)
Net intercompany borrowings (repayments)	(325)	252	(127)
Other		(1)
Net cash provided from (used in) financing activities	(325)	87	(380)
Net change in cash and cash equivalents	86	332	(2,301)
Cash and cash equivalents at beginning of period	342	10	2,311
Cash and cash equivalents at end of period	428	342	10
Other Subsidiaries [Member]
Operating activities:
Net income	(3,536)	1,591	544
Adjustments	5,119	697	2,193
Net change in operating assets and liabilities	(817)	(936)	(195)
Net cash provided from (used in) continuing operations	766	1,352	2,542
Net cash used in discontinued operations	(18)	(16)	(7)
Net cash provided from (used in) operations	748	1,336	2,535
Investing activities:
Additions to property, plant and mine development	(1,459)	(2,576)	(2,267)
Acquisitions, net	(13)	(25)	(2,309)
Sale of marketable securities	589		81
Purchases of marketable securities	(1)		(21)
Proceeds from sale of other assets	63	41	9
Other	(51)	(60)	(40)
Net cash used in investing activities	(872)	(2,620)	(4,547)
Financing activities:
Proceeds from debt, net	514	179	(23)
Repayment of debt	(126)	(10)	(12)
Net intercompany borrowings (repayments)	(333)	613	2,259
Sale of noncontrolling interests	32
Acquisition of noncontrolling interests	(17)	(10)
Dividends paid to noncontrolling interests	(5)	(7)	(155)
Dividends paid to common stockholders	(5)	(14)	(72)
Other	(4)	(2)	(21)
Net cash provided from (used in) financing activities	56	749	1,976
Effect of exchange rate changes on cash	(24)	4	41
Net change in cash and cash equivalents	(92)	(531)	5
Cash and cash equivalents at beginning of period	1,219	1,750	1,745
Cash and cash equivalents at end of period	1,127	1,219	1,750
As Previously Reported [Member]
Operating activities:
Net income	(2,716)	2,118	972
Net change in operating assets and liabilities	(1,107)
Net cash provided from (used in) continuing operations	1,561	2,388	3,591
As Previously Reported [Member] | Newmont Mining Corporation [Member]
Operating activities:
Net income	(2,462)	1,809	366
Adjustments	2,434	(1,797)	(301)
Net change in operating assets and liabilities	(24)	142	(102)
Net cash provided from (used in) continuing operations	(52)	154	(37)
Net cash provided from (used in) operations	(52)	154	(37)
Financing activities:
Proceeds from debt, net	1,024	3,345	2,034
Repayment of debt	(1,024)	(1,802)	(2,008)
Payment of conversion premium on debt		(172)
Net intercompany borrowings (repayments)	661	(854)	465
Proceeds from stock issuance, net	2	24	40
Dividends paid to common stockholders	(611)	(695)	(494)
Net cash provided from (used in) financing activities	52	(154)	37
As Previously Reported [Member] | Newmont USA [Member]
Operating activities:
Net income	336	1,346	1,207
Adjustments	761	(338)	(319)
Net change in operating assets and liabilities	(245)	(245)	14
Net cash provided from (used in) continuing operations	852	763	902
Net cash provided from (used in) operations	852	763	902
Investing activities:
Additions to property, plant and mine development	(441)	(541)	(425)
Advance to affiliate			(2,525)
Net cash used in investing activities	(441)	(541)	(2,950)
Financing activities:
Repayment of debt		(164)	(253)
Net intercompany borrowings (repayments)	(325)	274
Net cash provided from (used in) financing activities	(325)	110	(253)
Net change in cash and cash equivalents	86	332	(2,301)
Cash and cash equivalents at beginning of period	342	10	2,311
Cash and cash equivalents at end of period	428	342	10
As Previously Reported [Member] | Other Subsidiaries [Member]
Operating activities:
Net income	(3,444)	1,723	769
Adjustments	5,048	732	2,252
Net change in operating assets and liabilities	(838)	(970)	(223)
Net cash provided from (used in) continuing operations	766	1,485	2,798
Net cash used in discontinued operations	(18)	(16)	(7)
Net cash provided from (used in) operations	748	1,469	2,791
Investing activities:
Additions to property, plant and mine development	(1,459)	(2,669)	(2,362)
Acquisitions, net	(13)	(25)	(2,309)
Sale of marketable securities	589	210	81
Purchases of marketable securities	(1)	(220)	(21)
Proceeds from sale of other assets	63	41	9
Other	(51)	(60)	(40)
Net cash used in investing activities	(872)	(2,723)	(4,642)
Financing activities:
Proceeds from debt, net	514	179	(23)
Repayment of debt	(126)	(10)	(12)
Net intercompany borrowings (repayments)	(333)	580	2,094
Sale of noncontrolling interests	32
Acquisition of noncontrolling interests	(17)	(10)
Dividends paid to noncontrolling interests	(5)	(3)	(151)
Dividends paid to common stockholders	(5)	(14)	(72)
Other	(4)	(3)	(21)
Net cash provided from (used in) financing activities	56	719	1,815
Effect of exchange rate changes on cash	(24)	4	41
Net change in cash and cash equivalents	(92)	(531)	5
Cash and cash equivalents at beginning of period	1,219	1,750	1,745
Cash and cash equivalents at end of period	1,127	1,219	1,750
Revision and Co-product Reclassification [Member]
Operating activities:
Net income	(79)	(7)	(34)
Net change in operating assets and liabilities	21
Revision and Co-product Reclassification [Member] | Newmont Mining Corporation [Member]
Operating activities:
Net income	(72)	(7)	(34)
Adjustments	72	14	68
Net cash provided from (used in) continuing operations		7	34
Net cash provided from (used in) operations		7	34
Financing activities:
Net intercompany borrowings (repayments)		(7)	(34)
Dividends paid to common stockholders	1
Other	(1)
Net cash provided from (used in) financing activities		(7)	(34)
Revision and Co-product Reclassification [Member] | Newmont USA [Member]
Operating activities:
Net income	(72)	(59)	(108)
Adjustments	72	219	358
Net change in operating assets and liabilities		(34)	(28)
Net cash provided from (used in) continuing operations		126	222
Net cash provided from (used in) operations		126	222
Investing activities:
Additions to property, plant and mine development		(93)	(95)
Sale of marketable securities		210
Purchases of marketable securities		(220)
Net cash used in investing activities		(103)	(95)
Financing activities:
Net intercompany borrowings (repayments)		(22)	(127)
Other		(1)
Net cash provided from (used in) financing activities		(23)	(127)
Revision and Co-product Reclassification [Member] | Other Subsidiaries [Member]
Operating activities:
Net income	(92)	(132)	(225)
Adjustments	71	(35)	(59)
Net change in operating assets and liabilities	21	34	28
Net cash provided from (used in) continuing operations		(133)	(256)
Net cash provided from (used in) operations		(133)	(256)
Investing activities:
Additions to property, plant and mine development		93	95
Sale of marketable securities		(210)
Purchases of marketable securities		220
Net cash used in investing activities		103	95
Financing activities:
Net intercompany borrowings (repayments)		33	165
Dividends paid to noncontrolling interests		(4)	(4)
Other		1
Net cash provided from (used in) financing activities		30	161
Eliminations [Member]
Operating activities:
Net income	3,011	(2,569)	(1,037)
Adjustments	(3,016)	2,555	965
Net cash provided from (used in) continuing operations	(5)	(14)	(72)
Net cash provided from (used in) operations	(5)	(14)	(72)
Investing activities:
Advance to affiliate			2,525
Net cash used in investing activities			2,525
Financing activities:
Net intercompany borrowings (repayments)	(3)	(4)	(2,563)
Dividends paid to noncontrolling interests	3	4	38
Dividends paid to common stockholders	5	14	72
Net cash provided from (used in) financing activities	5	14	(2,453)
Eliminations [Member] | As Previously Reported [Member]
Operating activities:
Net income	2,854	(2,760)	(1,370)
Adjustments	(2,859)	2,746	1,298
Net cash provided from (used in) continuing operations	(5)	(14)	(72)
Net cash provided from (used in) operations	(5)	(14)	(72)
Investing activities:
Advance to affiliate			2,525
Net cash used in investing activities			2,525
Financing activities:
Net intercompany borrowings (repayments)	(3)		(2,559)
Dividends paid to noncontrolling interests	3		34
Dividends paid to common stockholders	5	14	72
Net cash provided from (used in) financing activities	5	14	(2,453)
Eliminations [Member] | Revision and Co-product Reclassification [Member]
Operating activities:
Net income	157	191	333
Adjustments	(157)	(191)	(333)
Financing activities:
Net intercompany borrowings (repayments)		(4)	(4)
Dividends paid to noncontrolling interests		$ 4	$ 4